Fair Value of Financial Instruments - Fair Value Financial Assets and Financial Liabilities Not Measured at Fair Value on Recurring Basis (Details) ₸ in Millions, $ in Millions	Dec. 31, 2025 KZT (₸)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 KZT (₸)
Disclosure of fair value measurement of assets [line items]
Due from banks	₸ 51,951		₸ 37,908
Due to banks	16,183		24,474
Customer accounts	7,531,286		6,561,950
Debt securities issued	331,992	$ 650	51,050
Subordinated debt	161		62,416
Level 2 | Fair Value Non Recurring
Disclosure of fair value measurement of assets [line items]
Due from banks	51,220		37,330
Due to banks	16,183		24,474
Customer accounts	7,463,854		6,515,258
Debt securities issued	342,495		49,838
Subordinated debt	161		60,645
Trade liabilities	346,401		22,454
Level 2 | Carrying Amount
Disclosure of fair value measurement of assets [line items]
Due from banks	51,951		37,908
Due to banks	16,183		24,474
Customer accounts	7,531,286		6,561,950
Debt securities issued	331,992		51,050
Subordinated debt	161		62,416
Trade liabilities	346,401		22,454
Level 3 | Fair Value Non Recurring
Disclosure of fair value measurement of assets [line items]
Loans to consumers	7,315,342		5,663,357
Level 3 | Carrying Amount
Disclosure of fair value measurement of assets [line items]
Loans to consumers	₸ 7,172,162		₸ 5,746,600